STOCK-BASED COMPENSATION - Employee Stock Options (Details) shares in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares
Canada
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options at January 1 (shares) | shares	0.3	0.3	0.3	0.3
Number of options at December 31 (shares) | shares	0.2	0.2	0.3	0.3
Average price of stock options outstanding at January 1 (in dollars per share) | $		$ 13		$ 13
Number of share options exercised in share-based payment arrangement | shares	(0.1)	(0.1)	0.0	0.0
Weighted average exercise price of share options exercised in share-based payment arrangement | $		$ 16		$ 10
Average price of stock options outstanding at December 31 (in dollars per share) | $		$ 10		$ 13
United States
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options at January 1 (shares) | shares	0.5	0.5	0.7	0.7
Number of options forfeited (shares) | shares	0.0	0.0	(0.1)	(0.1)
Number of options cancelled/expired (shares) | shares	(0.4)	(0.4)	(0.1)	(0.1)
Number of options at December 31 (shares) | shares	0.1	0.1	0.5	0.5
Average price of stock options outstanding at January 1 (in dollars per share) | $	$ 37		$ 40
Average price of options forfeited (in dollars per share) | $	0		34
Average price of options cancelled/expired (in dollars per share) | $	39		49
Average price of stock options outstanding at December 31 (in dollars per share) | $	$ 32		$ 37